Borrowings - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended			59 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Aug. 16, 2023	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 187,373	€ 176,847
Secured bank loans received					184,400	171,100
Maximum
Disclosure of detailed information about borrowings [line items]
Financial covenant, potential additional interest rate	10.00%	10.00%
Amended debt financing agreement due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 187.9			$ 187.9	€ 180,841	167,520		€ 89,182
Proceeds from borrowings, net of transaction costs | $				$ 200.0
Borrowings, interest rate							9.95%
Borrowings, transaction costs | $	$ 0.9		$ 11.2
Financial covenant, minimum cash requirement		€ 35,000
Financial covenant, twelve-month rolling minimum revenue requirement		€ 115,000
Amended debt financing agreement due 2028 | Tranche one
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate	14.17%			14.17%	14.17%
Amended debt financing agreement due 2028 | Tranche two
Disclosure of detailed information about borrowings [line items]
Borrowings, effective interest rate	13.47%			13.47%	13.47%
CIR
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 3,500	3,600
CEPI
Disclosure of detailed information about borrowings [line items]
Borrowings					3,000	€ 5,700
Amended debt financing agreement due first quarter 2027 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 100.0			$ 100.0	€ 93,400